Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Consolidated net income	$ 19,718	$ 22,484
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, Amortization and Accretion, Net	(10)	0
Depreciation and amortization	31,188	28,615
Stock compensation expense	565	730
Redeemable Units Issued	143	104
Amortization of debt premium	(225)	(90)
Loss from investments in real estate joint ventures	(54)	31
Gain on debt extinguishment	61	(20)
Derivative interest expense	261	167
Loss on sale of non-depreciable assets, including discontinued operations	0	(9)
Gain on sale of discontinued operations	0	(9,429)
Net casualty loss and other settlement proceeds	(16)	54
Changes in assets and liabilities:
Restricted cash	160	206
Other assets	(3,448)	2,207
Accounts payable	1,274	1,636
Accrued expenses and other	(14,135)	(16,057)
Security deposits	160	79
Net cash provided by operating activities	35,642	30,726
Cash flows from investing activities:
Purchases of real estate and other assets	(32,561)	0
Improvements to existing real estate assets	(7,782)	(9,785)
Construction capital and other improvements	(444)	(636)
Renovations to Existing Real Estate Assets	1,802	2,364
Development	(12,240)	(18,617)
Distributions from real estate joint ventures	4,964	459
Contributions to real estate joint ventures	(16)	(51)
Proceeds from disposition of real estate assets	76	28,959
Funding of escrow for future acquisitions	0	(21,585)
Net cash used in investing activities	(49,805)	(23,620)
Cash flows from financing activities:
Advances from General Partner	3,323	3,099
Net change in credit lines	19,000	(158,802)
Proceeds from notes payable	0	50,000
Principal payments on notes payable	(1,319)	(807)
Payment of deferred financing costs	(120)	(1,397)
Payments for Repurchase of Common Units	673	9,541
Proceeds from Issuance of Common Limited Partners Units	22,058	120,142
Distributions Paid on Common Units	28,820	25,448
Net cash (used in) provided by financing activities	13,449	(22,754)
Net (decrease) increase in cash and cash equivalents	(714)	(15,648)
Cash and cash equivalents, beginning of period	8,886	57,151
Cash and cash equivalents, end of period	8,172	41,503
Supplemental disclosure of cash flow information:
Interest paid	14,817	15,466
Supplemental disclosure of noncash investing and financing activities:
Accrued construction in progress	6,756	7,610
Interest capitalized	448	492
Marked-to-market adjustment on derivative instruments	$ 4,096	$ 4,083